UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2018

Diamond Hill Valuation-Weighted 500 ETF
Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF (“DHVW”)

Letter to Shareholders
(Unaudited)

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE:DHVW) (the “Fund”).

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”), a rules-based, proprietary intrinsic value capitalization-weighted index. The Index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over time periods (five years or longer). The strategy’s long-term time horizon is key. We believe our success will be measured over years, not quarters.

We strongly believe that a company’s intrinsic value is independent of its current price. The Index methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business. The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value. Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical. If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite of the approach of many market capitalization-weighted indexes. This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes. As a result, we believe DHVW gives advisors and investors a better way to establish broad exposure to the U.S. large cap equity markets.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 index methodology, please visit our website at www.diamond-hill.com. We remain committed to our methodology and thank you for your support.

Sincerely,

Kristen Sheffield, CFA, CIPM
Portfolio Manager
Diamond Hill Capital Management, Inc.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Unaudited) (Continued)

The views expressed are those of the author as of June 2018, are subject to change, and may differ from the views of other research analysts, portfolio managers, or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Investments involve risk. Principal loss is possible. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Past performance is not a guarantee of future results.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Diamond Hill Valuation-Weighted 500 (the “Index”) is an Index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company. An investment cannot be made directly into an index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contains this and other important information about the fund and are available at diamond-hill.com or by calling 800.617.0004. Read it carefully before investing.

The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of June 30, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	25.2%
Financials	17.2
Consumer Discretionary	15.3
Health Care	11.3
Industrials	9.5
Energy	6.6
Consumer Staples	6.0
Materials	2.9
Utilities	2.3
Telecommunication Services	2.1
Real Estate	1.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 15.3%
423	Amazon.com, Inc. (a)	$719,015
192	Aptiv plc	17,593
275	Aramark	10,203
26	AutoZone, Inc. (a)	17,444
237	Best Buy Company, Inc.	17,675
33	Booking Holdings, Inc. (a)	66,894
215	BorgWarner, Inc.	9,279
82	Burlington Stores, Inc. (a)	12,343
117	CarMax, Inc. (a)	8,526
740	Carnival Corporation	42,409
495	CBS Corporation	27,829
303	Charter Communications, Inc. (a)	88,843
5,095	Comcast Corporation	167,167
486	D.R. Horton, Inc.	19,926
141	Darden Restaurants, Inc.	15,095
744	Discovery Communications, Inc. (a)	20,460
267	DISH Network Corporation (a)	8,974
249	Dollar General Corporation	24,551
312	Dollar Tree, Inc. (a)	26,520
40	Domino’s Pizza, Inc.	11,287
71	Expedia Group, Inc.	8,534
2,481	Ford Motor Company	27,465
338	Gap, Inc.	10,948
1,600	General Motors Company	63,040
93	Genuine Parts Company	8,537
339	Goodyear Tire & Rubber Company	7,895
367	H&R Block, Inc.	8,360
210	Hilton Worldwide Holdings, Inc.	16,624
930	Home Depot, Inc.	181,443
350	International Game Technology plc	8,134
359	Interpublic Group of Companies, Inc.	8,415
139	Kohl’s Corporation	10,133
233	L Brands, Inc.	8,593
604	Las Vegas Sands Corporation	46,121
52	Lear Corporation	9,662

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 15.3% (Continued)
358	Lennar Corporation	$18,795
256	LKQ Corporation (a)	8,166
771	Lowe’s Companies, Inc.	73,684
106	Lululemon Athletica, Inc. (a)	13,234
268	Macy’s, Inc.	10,031
295	Marriott International, Inc.	37,347
559	McDonald’s Corporation	87,590
487	MGM Resorts International	14,138
61	Mohawk Industries, Inc. (a)	13,070
435	Netflix, Inc. (a)	170,272
609	Newell Rubbermaid, Inc.	15,706
1,900	News Corporation	29,450
1,003	Nike, Inc.	79,919
300	Norwegian Cruise Line Holdings, Ltd. (a)	14,175
4	NVR, Inc. (a)	11,881
204	Omnicom Group, Inc.	15,559
77	O’Reilly Automotive, Inc. (a)	21,065
397	PulteGroup, Inc.	11,414
51	PVH Corporation	7,636
401	Qurate Retail, Inc. (a)	8,509
308	Ross Stores, Inc.	26,103
227	Royal Caribbean Cruises, Ltd.	23,517
148	Scientific Games Corporation (a)	7,274
4,157	Sirius XM Holdings, Inc.	28,143
1,060	Starbucks Corporation	51,781
242	Tapestry, Inc.	11,304
439	Target Corporation	33,417
97	Tiffany & Company	12,765
520	TJX Companies, Inc.	49,494
213	Toll Brothers, Inc.	7,879
1,281	Twenty-First Century Fox, Inc.	63,653
59	Ulta Beauty, Inc. (a)	13,774
256	V.F. Corporation	20,869
385	Viacom, Inc.	11,612
2,647	Wal-Mart Stores, Inc.	226,716

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 15.3% (Continued)
1,280	Walt Disney Company	$134,157
72	Whirlpool Corporation	10,529
168	Wynn Resorts, Ltd.	28,113
207	Yum China Holdings, Inc.	7,961
258	Yum! Brands, Inc.	20,181
		3,206,820
	Consumer Staples – 6.0%
1,491	Altria Group, Inc.	84,674
431	Archer-Daniels-Midland Company	19,753
335	Brown-Forman Corporation	16,418
248	Bunge, Ltd.	17,288
246	Campbell Soup Company	9,973
170	Church & Dwight Company, Inc.	9,037
84	Clorox Company	11,361
2,444	Coca-Cola Company	107,194
543	Colgate-Palmolive Company	35,192
342	Conagra Brands, Inc.	12,220
130	Constellation Brands, Inc.	28,453
284	Costco Wholesale Corporation	59,350
618	Coty, Inc.	8,714
107	Dr Pepper Snapple Group, Inc.	13,054
296	Estee Lauder Companies, Inc.	42,236
448	General Mills, Inc.	19,828
201	Herbalife Nutrition, Ltd. (a)	10,798
164	Hershey Company	15,262
356	Hormel Foods Corporation	13,247
126	J.M. Smucker Company	13,542
245	Kellogg Company	17,118
333	Kimberly-Clark Corporation	35,078
1,211	Kraft Heinz Company	76,075
675	Kroger Company	19,204
131	Lamb Weston Holdings, Inc.	8,975
104	McCormick & Company, Inc.	12,073
237	Molson Coors Brewing Company	16,125

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 6.0% (Continued)
1,026	Mondelez International, Inc.	$42,066
386	Monster Beverage Corporation (a)	22,118
902	PepsiCo, Inc.	98,201
1,218	Philip Morris International, Inc.	98,341
1,671	Procter & Gamble Company	130,438
487	Sysco Corporation	33,257
396	Tyson Foods, Inc.	27,265
230	US Foods Holding Corporation (a)	8,699
1,015	Walgreens Boots Alliance, Inc.	60,915
		1,253,542
	Energy – 6.6%
361	Anadarko Petroleum Corporation	26,443
148	Andeavor	19,415
203	Apache Corporation	9,490
433	Baker Hughes, a GE Company	14,302
549	Cabot Oil & Gas Corporation	13,066
328	Cheniere Energy, Inc. (a)	21,382
1,684	Chevron Corporation	212,908
151	Cimarex Energy Company	15,363
118	Concho Resources, Inc. (a)	16,325
804	ConocoPhillips	55,975
294	Continental Resources, Inc. (a)	19,039
459	Devon Energy Corporation	20,178
150	Diamondback Energy, Inc.	19,736
438	EOG Resources, Inc.	54,500
242	EQT Corporation	13,354
3,471	Exxon Mobil Corporation	287,156
1,254	Halliburton Company	56,505
194	HollyFrontier Corporation	13,275
3,568	Kinder Morgan, Inc.	63,047
513	Marathon Oil Corporation	10,701
570	Marathon Petroleum Corporation	39,991
304	National Oilwell Varco, Inc.	13,194
366	Newfield Exploration Company (a)	11,072

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Energy – 6.6% (Continued)
378	Noble Energy, Inc.	$13,336
655	Occidental Petroleum Corporation	54,810
283	ONEOK, Inc.	19,762
394	Parsley Energy, Inc. (a)	11,930
175	PBF Energy, Inc.	7,338
229	Peabody Energy Corporation	10,415
258	Phillips 66	28,976
178	Pioneer Natural Resources Company	33,685
207	RSP Permian, Inc. (a)	9,112
1,666	Schlumberger, Ltd.	111,672
412	Valero Energy Corporation	45,662
411	Williams Companies, Inc.	11,142
		1,384,257
	Financials – 17.2%
794	AFLAC, Inc.	34,158
565	AGNC Investment Corporation	10,503
14	Alleghany Corporation	8,050
413	Allstate Corporation	37,695
565	Ally Financial, Inc.	14,843
999	American Express Company	97,902
98	American Financial Group, Inc.	10,518
780	American International Group, Inc.	41,356
110	American National Insurance Company	13,155
180	Ameriprise Financial, Inc.	25,178
1,426	Annaly Capital Management, Inc.	14,674
225	Aon plc	30,863
537	Arch Capital Group, Ltd. (a)	14,209
109	Assurant, Inc.	11,280
234	Athene Holding, Ltd. (a)	10,259
9,800	Bank of America Corporation	276,262
1,084	Bank of New York Mellon Corporation	58,460
878	BB&T Corporation	44,286
2,444	Berkshire Hathaway, Inc. (a)	456,173
141	BlackRock, Inc.	70,365

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 17.2% (Continued)
465	Capital One Financial Corporation	$42,734
103	Cboe Global Markets, Inc.	10,719
1,412	Charles Schwab Corporation	72,153
483	Chubb, Ltd.	61,351
121	Cincinnati Financial Corporation	8,090
2,289	Citigroup, Inc.	153,180
613	Citizens Financial Group, Inc.	23,846
276	CME Group, Inc.	45,242
221	CNA Financial Corporation	10,095
199	Comerica, Inc.	18,093
23	Credit Acceptance Corporation (a)	8,128
427	Discover Financial Services	30,065
295	E*TRADE Financial Corporation (a)	18,042
126	East West Bancorp, Inc.	8,215
606	Fifth Third Bancorp	17,392
124	First Republic Bank	12,002
227	Fidelity National Financial, Inc.	8,540
436	Franklin Resources, Inc.	13,974
394	Goldman Sachs Group, Inc.	86,905
202	Hartford Financial Services Group, Inc.	10,328
1,223	Huntington Bancshares, Inc.	18,052
510	Intercontinental Exchange, Inc.	37,511
539	Invesco, Ltd.	14,316
3,227	JPMorgan Chase & Company	336,253
1,149	KeyCorp	22,451
338	Lincoln National Corporation	21,041
341	Loews Corporation	16,464
133	M&T Bank Corporation	22,630
10	Markel Corporation (a)	10,844
519	Marsh & McLennan Companies, Inc.	42,542
769	MetLife, Inc.	33,528
156	Moody’s Corporation	26,607
1,988	Morgan Stanley	94,231
78	MSCI, Inc.	12,904
157	Nasdaq, Inc.	14,329
The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Financials – 17.2% (Continued)
200	Northern Trust Corporation	$20,578
476	PNC Financial Services Group, Inc.	64,308
454	Principal Financial Group, Inc.	24,039
650	Progressive Corporation	38,448
513	Prudential Financial, Inc.	47,971
192	Raymond James Financial, Inc.	17,155
1,235	Regions Financial Corporation	21,958
113	Reinsurance Group of America, Inc.	15,083
219	S&P Global, Inc.	44,652
161	SEI Investments Company	10,066
470	State Street Corporation	43,752
454	SunTrust Banks, Inc.	29,973
46	SVB Financial Group (a)	13,283
848	Synchrony Financial	28,306
256	T. Rowe Price Group, Inc.	29,719
685	TD Ameritrade Holding Corporation	37,517
175	Torchmark Corporation	14,247
294	Travelers Companies, Inc.	35,968
273	Unum Group	10,098
1,566	US Bancorp	78,331
4,894	Wells Fargo & Company	271,323
119	Willis Towers Watson plc	18,040
192	XL Group, Ltd.	10,742
187	Zions Bancorporation	9,853
		3,598,396
	Health Care – 11.3%
1,019	Abbott Laboratories	62,149
1,411	AbbVie, Inc.	130,729
36	ABIOMED, Inc. (a)	14,726
262	Aetna, Inc.	48,077
196	Agilent Technologies, Inc.	12,121
127	Alexion Pharmaceuticals, Inc. (a)	15,767
68	Align Technology, Inc. (a)	23,266
173	AmerisourceBergen Corporation	14,752

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Health Care – 11.3% (Continued)
499	Amgen, Inc.	$92,110
198	Anthem, Inc.	47,130
374	Baxter International, Inc.	27,616
213	Becton, Dickinson, and Company	51,026
155	Biogen, Inc. (a)	44,987
943	Boston Scientific Corporation (a)	30,836
1,413	Bristol-Myers Squibb Company	78,195
210	Cardinal Health, Inc.	10,254
542	Celgene Corporation (a)	43,046
167	Centene Corporation (a)	20,576
212	Cerner Corporation (a)	12,676
229	Cigna Corporation	38,919
45	Cooper Companies, Inc.	10,595
1,139	CVS Health Corporation	73,295
458	Danaher Corporation	45,195
181	DaVita HealthCare Partners, Inc. (a)	12,569
150	Edwards Lifesciences Corporation (a)	21,836
774	Eli Lilly & Company	66,045
492	Express Scripts Holding Company (a)	37,987
744	Gilead Sciences, Inc.	52,705
306	HCA Healthcare, Inc.	31,396
125	Henry Schein, Inc. (a)	9,080
115	Humana, Inc.	34,227
59	IDEXX Laboratories, Inc. (a)	12,858
84	Illumina, Inc. (a)	23,460
152	Incyte Corporation (a)	10,184
62	Intuitive Surgical, Inc. (a)	29,666
123	IQVIA Holdings, Inc. (a)	12,278
1,853	Johnson & Johnson	224,843
69	Laboratory Corporation of America Holdings (a)	12,388
192	McKesson Corporation	25,613
887	Medtronic plc	75,936
1,202	Merck & Company, Inc.	72,961
18	Mettler-Toledo International, Inc. (a)	10,415
520	Mylan NV (a)	18,793

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Health Care – 11.3% (Continued)
4,160	Pfizer, Inc.	$150,925
97	Quest Diagnostics, Inc.	10,664
97	Regeneron Pharmaceuticals, Inc. (a)	33,464
81	ResMed, Inc.	8,390
81	STERIS plc	8,506
244	Stryker Corporation	41,202
32	Teleflex, Inc.	8,583
316	Thermo Fisher Scientific, Inc.	65,456
855	UnitedHealth Group, Inc.	209,766
93	Universal Health Services, Inc.	10,364
111	Veeva Systems, Inc. (a)	8,531
52	Waters Corporation (a)	10,067
101	WellCare Health Plans, Inc. (a)	24,870
112	Zimmer Biomet Holdings, Inc.	12,481
378	Zoetis, Inc.	32,202
		2,378,754
	Industrials – 9.5%
437	3M Company	85,967
498	American Airlines Group, Inc.	18,904
142	AMETEK, Inc.	10,247
133	AO Smith Corporation	7,867
600	Arconic, Inc.	10,206
541	Boeing Company	181,511
773	Caterpillar, Inc.	104,873
93	CH Robinson Worldwide, Inc.	7,780
79	Cintas Corporation	14,621
214	Copart, Inc. (a)	12,104
27	CoStar Group, Inc. (a)	11,141
801	CSX Corporation	51,088
149	Cummins, Inc.	19,817
287	Deere & Company	40,123
717	Delta Air Lines, Inc.	35,520
136	Dover Corporation	9,955
348	Eaton Corporation plc	26,010

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 9.5% (Continued)
470	Emerson Electric Company	$32,496
69	Equifax, Inc.	8,633
112	Expeditors International of Washington, Inc.	8,187
244	Fastenal Company	11,744
322	FedEx Corporation	73,113
248	Fortive Corporation	19,123
147	Fortune Brands Home & Security, Inc.	7,892
223	General Dynamics Corporation	41,569
4,620	General Electric Company	62,878
528	Honeywell International, Inc.	76,058
48	Huntington Ingalls Industries, Inc.	10,406
294	IHS Markit, Ltd. (a)	15,167
262	Illinois Tool Works, Inc.	36,297
236	Ingersoll-Rand plc	21,176
112	Harris Corporation	16,189
129	Jacobs Engineering Group, Inc.	8,190
100	JB Hunt Transport Services, Inc.	12,155
613	Johnson Controls International plc	20,505
79	Kansas City Southern	8,371
52	L3 Technologies, Inc.	10,001
40	Lennox International, Inc.	8,006
334	Lockheed Martin Corporation	98,674
276	Masco Corporation	10,328
345	Nielsen Holdings plc	10,671
265	Norfolk Southern Corporation	39,981
135	Northrop Grumman Corporation	41,540
67	Old Dominion Freight Line, Inc.	9,980
131	Owens Corning	8,301
296	PACCAR, Inc.	18,340
135	Parker-Hannifin Corporation	21,040
271	Raytheon Company	52,352
221	Republic Services, Inc.	15,108
96	Rockwell Automation, Inc.	15,958
122	Rockwell Collins, Inc.	16,431
68	Roper Technologies, Inc.	18,762

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 9.5% (Continued)
57	Snap-on, Inc.	$9,161
595	Southwest Airlines Company	30,274
95	Spirit AeroSystems Holdings, Inc.	8,161
120	Stanley Black & Decker, Inc.	15,937
192	Textron, Inc.	12,655
44	TransDigm Group, Inc.	15,186
121	TransUnion	8,668
697	Union Pacific Corporation	98,751
276	United Continental Holdings, Inc. (a)	19,245
627	United Parcel Service, Inc.	66,606
103	United Rentals, Inc. (a)	15,205
574	United Technologies Corporation	71,767
101	Verisk Analytics, Inc. (a)	10,872
41	W.W. Grainger, Inc.	12,644
334	Waste Management, Inc.	27,168
173	XPO Logistics, Inc. (a)	17,331
147	Xylem, Inc.	9,905
		1,982,892
	Information Technology – 25.2%
437	Accenture plc	71,489
488	Activision Blizzard, Inc.	37,244
388	Adobe Systems, Inc. (a)	94,598
984	Advanced Micro Devices, Inc. (a)	14,750
110	Akamai Technologies, Inc. (a)	8,055
89	Alliance Data Systems Corporation	20,755
376	Alphabet, Inc. (a)	424,575
213	Amphenol Corporation	18,563
255	Analog Devices, Inc.	24,460
50	ANSYS, Inc. (a)	8,709
4,367	Apple, Inc.	808,375
1,349	Applied Materials, Inc.	62,310
65	Arista Networks, Inc. (a)	16,737
175	Autodesk, Inc. (a)	22,941
333	Automatic Data Processing, Inc.	44,669

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Information Technology – 25.2% (Continued)
382	Broadcom, Inc.	$92,689
231	CA, Inc.	8,235
127	CDW Corporation of Delaware	10,260
3,002	Cisco Systems, Inc.	129,176
80	Citrix Systems, Inc. (a)	8,387
502	Cognizant Technology Solutions Corporation	39,653
1,046	Corning, Inc.	28,775
376	DXC Technology Company	30,309
636	eBay, Inc. (a)	23,061
171	Electronic Arts, Inc. (a)	24,114
3,232	Facebook, Inc. (a)	628,042
263	Fidelity National Information Services, Inc.	27,886
958	First Data Corporation (a)	20,051
228	Fiserv, Inc. (a)	16,893
85	FleetCor Technologies, Inc. (a)	17,905
62	Gartner, Inc. (a)	8,240
147	Global Payments, Inc.	16,389
177	GoDaddy, Inc. (a)	12,496
940	Hewlett Packard Enterprise Company	13,733
2,445	HP, Inc.	55,477
93	IAC/InterActiveCorp (a)	14,182
3,742	Intel Corporation	186,015
572	International Business Machines Corporation	79,908
240	Intuit, Inc.	49,033
34	IPG Photonics Corporation (a)	7,501
169	KLA-Tencor Corporation	17,328
218	Lam Research Corporation	37,681
1,020	MasterCard, Inc.	200,450
258	Match Group, Inc. (a)	9,995
212	Maxim Integrated Products, Inc.	12,436
252	Microchip Technology, Inc.	22,919
2,208	Micron Technology, Inc. (a)	115,788
5,657	Microsoft Corporation	557,837
118	Motorola Solutions, Inc.	13,732
230	NetApp, Inc.	18,062

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Information Technology – 25.2% (Continued)
498	NVIDIA Corporation	$117,976
426	ON Semiconductor Corporation (a)	9,472
2,668	Oracle Corporation	117,552
221	Paychex, Inc.	15,105
940	PayPal Holdings, Inc. (a)	78,274
99	PTC, Inc. (a)	9,287
817	QUALCOMM, Inc.	45,850
113	Red Hat, Inc. (a)	15,184
307	Seagate Technology plc	17,336
170	Skyworks Solutions, Inc.	16,431
348	Square, Inc. (a)	21,451
165	SS&C Technologies Holdings, Inc.	8,564
95	Synopsys, Inc. (a)	8,129
76	Take-Two Interactive Software, Inc. (a)	8,995
265	TE Connectivity, Ltd.	23,866
798	Texas Instruments, Inc.	87,980
149	Total System Services, Inc.	12,594
470	Twitter, Inc. (a)	20,525
78	VeriSign, Inc. (a)	10,719
1,912	Visa, Inc.	253,244
316	VMware, Inc. (a)	46,443
855	Western Digital Corporation	66,186
287	Worldpay, Inc. (a)	23,471
186	Xilinx, Inc.	12,138
		5,279,640
	Materials – 2.9%
163	Air Products & Chemicals, Inc.	25,384
90	Albemarle Corporation	8,490
264	Alcoa Corporation (a)	12,376
285	Ball Corporation	10,132
227	Berry Global Group, Inc. (a)	10,428
128	Celanese Corporation	14,216
378	Chemours Company	16,768
1,632	DowDuPont, Inc.	107,581
118	Eastman Chemical Company	11,795

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Materials – 2.9% (Continued)
206	Ecolab, Inc.	$28,908
146	FMC Corporation	13,025
1,551	Freeport-McMoRan, Inc.	26,770
474	International Paper Company	24,686
345	LyondellBasell Industries NV	37,898
47	Martin Marietta Materials, Inc.	10,497
303	Mosaic Company	8,499
391	Newmont Mining Corporation	14,745
351	Nucor Corporation	21,938
86	Packaging Corporation of America	9,614
182	PPG Industries, Inc.	18,879
202	Praxair, Inc.	31,946
75	Sherwin-Williams Company	30,568
708	Southern Copper Corporation	33,184
254	Steel Dynamics, Inc.	11,671
231	United States Steel Corporation	8,027
1,511	Valhi, Inc.	7,192
116	Vulcan Materials Company	14,971
125	Westlake Chemical Corporation	13,454
256	WestRock Company	14,597
		598,239
	Real Estate – 1.4%
325	American Tower Corporation – REIT	46,855
77	AvalonBay Communities, Inc. – REIT	13,236
265	CBRE Group, Inc. (a)	12,651
230	Crown Castle International Corporation – REIT	24,799
48	Equinix, Inc. – REIT	20,635
166	Equity Residential – REIT	10,573
36	Essex Property Trust, Inc. – REIT	8,606
88	Extra Space Storage, Inc. – REIT	8,783
511	GGP, Inc. – REIT	10,440
248	Iron Mountain, Inc. – REIT	8,682
228	Prologis, Inc. – REIT	14,977
79	Public Storage – REIT	17,922

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Real Estate – 1.4% (Continued)
168	Realty Income Corporation – REIT	$9,037
96	SBA Communications Corporation – REIT, (a)	15,851
208	Simon Property Group, Inc. – REIT	35,400
150	Vornado Realty Trust – REIT	11,088
222	Welltower, Inc. – REIT	13,917
494	Weyerhaeuser Company – REIT	18,011
		301,463
	Telecommunication Services – 2.1%
6,552	AT&T, Inc.	210,385
731	CenturyLink, Inc.	13,626
521	Intelsat S.A. (a)	8,680
2,492	Sprint Corporation (a)	13,556
631	T-Mobile US, Inc. (a)	37,702
2,970	Verizon Communications, Inc.	149,421
		433,370
	Utilities – 2.3%
199	Ameren Corporation	12,109
403	American Electric Power Company, Inc.	27,908
106	American Water Works Company, Inc.	9,050
425	CenterPoint Energy, Inc.	11,777
296	Consolidated Edison, Inc.	23,082
480	Dominion Energy, Inc.	32,726
177	DTE Energy Company	18,343
647	Duke Energy Corporation	51,165
286	Edison International	18,095
140	Entergy Corporation	11,311
241	Eversource Energy	14,125
1,127	Exelon Corporation	48,010
387	FirstEnergy Corporation	13,897
302	NextEra Energy, Inc.	50,443
715	NRG Energy, Inc.	21,950
571	PG&E Corporation	24,302
835	PPL Corporation	23,839
338	Public Service Enterprise Group, Inc.	18,299

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Utilities – 2.3% (Continued)
847	Southern Company	$39,225
403	Xcel Energy, Inc.	18,409
		488,065
	TOTAL COMMON STOCKS
	(Cost $16,669,190)	20,905,438
	SHORT-TERM INVESTMENTS – 0.1%
29,429	Morgan Stanley Institutional
	Liquidity Funds – Government Portfolio,
	Institutional Class, 1.81%*	29,429
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,429)	29,429
	TOTAL INVESTMENTS – 100.0%
	(Cost $16,698,619)	20,934,867
	Other Assets in Excess of Liabilities – 0.1%	10,701
	NET ASSETS – 100.0%	$20,945,568

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
REIT	Real Estate Investment Trusts

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

*	Rate shown is the annualized seven-day yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
June 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $16,698,619)	$20,934,867
Dividends and interest receivable	15,249
Cash	113
Total assets	20,950,229

LIABILITIES
Management fees payable	4,661
Total liabilities	4,661

NET ASSETS	$20,945,568

Net Assets Consist of:
Paid-in capital	$16,501,649
Undistributed (accumulated) net investment income (loss)	181,377
Accumulated net realized gain (loss) on investments	26,294
Net unrealized appreciation (depreciation) on investments	4,236,248
Net assets	$20,945,568

Net Asset Value:
Net Assets	$20,945,568
Shares outstanding^	650,000
Net asset value, offering and redemption price per share	$32.22

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
For the Six-Months Ended June 30, 2018 (Unaudited)

INCOME
Dividends	$182,447
Interest	193
Total investment income	182,640

EXPENSES
Management fees	45,815
Total expenses	45,815
Less: fees waived	(35,634)
Net expenses	10,181
Net investment income	172,459

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	116,568
Change in unrealized appreciation
(depreciation) on investments	247,042
Net realized and unrealized
gain (loss) on investments	363,610
Net increase (decrease) in net assets
resulting from operations	$536,069

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets

	Six-Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS
Net investment income (loss)	$172,459	$325,900
Net realized gain (loss) on investments	116,568	1,014,763
Change in unrealized appreciation
(depreciation) of investments	247,042	2,624,117
Net increase (decrease) in net assets
resulting from operations	536,069	3,964,780

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(304,347)
Total distributions to shareholders	—	(304,347)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,524,340	1,331,285
Payments for shares redeemed	—	(2,886,590)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,524,340	(1,555,305)
Net increase (decrease) in net assets	$2,060,409	$2,105,128

NET ASSETS
Beginning of period/year	$18,885,159	$16,780,031
End of period/year	$20,945,568	$18,885,159
Undistributed (accumulated)
net investment income (loss)	$181,377	$8,918

(a)	A summary of capital shares transactions is as follows

	Six-Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
	Shares	Shares
Subscriptions	50,000	50,000
Redemptions	—	(100,000)
Net increase (decrease)	50,000	(50,000)

The accompanying notes are an integral part of these financial statements.

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Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months
	Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018		December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015(1)
Net asset value,
beginning of period/year	$31.48		$25.82	$23.46	$24.27

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.27		0.50	0.47	0.29
Net realized and unrealized
gain (loss) on investments	0.47		5.67	2.38	(0.88)
Total from
investment operations	0.74		6.17	2.85	(0.59)

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.51)	(0.49)	(0.22)
Total distributions	—		(0.51)	(0.49)	(0.22)

Net asset value,
end of period/year	$32.22		$31.48	$25.82	$23.46

Total return	2.38	%(3)	23.88%	12.22%	-2.40	%(3)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$20,946		$18,885	$16,780	$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45	%(4)	0.45%	0.45%	0.45	%(4)
Expenses after fees waived	0.10	%(4)	0.10%	0.10%	0.10	%(4)
Net investment income
(loss) before fees waived	1.34	%(4)	1.41%	1.63%	1.53	%(4)
Net Investment income (loss)
after fees waived	1.69	%(4)	1.76%	1.98%	1.88	%(4)
Portfolio turnover rate(5)	16	%(3)	32%	32%	23	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”). The Fund commenced operations on May 11, 2015. Prior to May 11, 2015, the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership” or the “Predecessor Fund”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011. On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners. The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,905,438	$—	$—	$20,905,438
Short-Term
Investments	29,429	—	—	29,429
Total Investments
in Securities	$20,934,867	$—	$—	$20,934,867

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended June 30, 2018 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes.  The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal period end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in publicly traded partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gain on Fund securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation.  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2020. This agreement may be terminated only by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended June 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,474,165 and $3,219,895 respectively.

During the six-months ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

During the six-months ended June 30, 2018, in-kind transactions associated with creations were $1,488,617 and $0 with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-months ended June 30, 2018.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the six-months  ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six-Months Ended	Year Ended
	June 30, 2018	December 31, 2017
Ordinary Income	$ —	$304,347

The cost basis of investments for federal income tax purposes as of June 30, 2018 was as follows+:

Tax cost of investments	$16,698,619
Gross tax unrealized appreciation	4,631,897
Gross tax unrealized depreciation	(395,649)
Net tax unrealized appreciation (depreciation)	$4,236,248

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

As of December 31, 2017, the Fund’s components of accumulated earnings (losses) for income tax purposes were as follows:

Total unrealized appreciation/(depreciation)	$3,935,418
Undistributed ordinary income	5,948
Undistributed long-term capital gains	—
Total distributable earnings	5,948
Other accumulated gain/(loss)	(33,516)
Total accumulated gain/(loss)	$3,907,850

As of December 31, 2017, the Fund deferred, on a tax basis, no post-October or late-year ordinary losses.

As of December 31, 2017, the Fund had no short-term capital loss carryforward and a long-term capital loss carryforward of $32,636. This amount does not have an expiration date.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2018 (Unaudited) (Continued)

issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2018, shareholders affiliated with the Adviser and its affiliates own 385,925 shares, which represents 59.37% of the total shares outstanding.

NOTE 8 – PRINCIPAL RISK

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six-Months Ended June 30, 2018 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	January 1, 2018	June 30, 2018	the Period(1)
Actual	$1,000.00	$1,023.80	$0.50
Hypothetical (5% annual	$1,000.00	$1,024.30	$0.50
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.10%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Diamond Hill Capital Management, Inc. (the “Adviser”) and the Trust, on behalf of the Diamond Hill Valuation-Weighted 500 ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017 in the Materials. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended December 31, 2017, the Fund had generally performed in line with its underlying index before fees and expenses.

Cost of Services Provided and Economies of Scale.  The Board reviewed the expense ratio for the Fund, noting that the Adviser has contractually agreed to waive the majority of the Fund’s management fees until at least April 30, 2020, and compared it to the universe of U.S. Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that, net of the Fund’s fee waiver, the expense ratio for the Fund was significantly below the median of its Category Peer Group, although the Fund’s expense ratio was above the median without the fee waiver.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.diamond-hill.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.  |  DIAMOND-HILL.COM

(This Page Intentionally Left Blank.)

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principle financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*               /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     8-21-18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)
Date     8-21-18

By (Signature and Title)*               /s/Elizabeth Winske
   Elizabeth Winske, Assistant Treasurer (acting principal financial officer)

Date     8-21-18